GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets, Net

(a) Intangible assets, net

	December 31,
	2011	2012
	RMB	RMB

Amortized intangible assets
Favorable lease contracts
Cost	3,692	3,692
Less: Accumulated amortization	(3,473)	(3,692)

	219	—

Unamortized intangible assets
Operating rights (Note 8)	2,868	2,868

Total intangible assets	3,087	2,868

Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2012 were as follows:

	December 31,
	2011	2012
	RMB	RMB

Gross goodwill as of January 1	51,089	51,819
Goodwill acquired during the year (Note 8)	730	—

Gross goodwill as of December 31	51,819	51,819
Accumulated impairment losses	—	—

Net goodwill as of December 31	51,819	51,819